Label	Element	Value
Multi-Asset Real Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Summary Prospectus and Prospectus Supplement

July 14, 2023

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Supplement dated

July 14, 2023 to

the Morgan Stanley Institutional Fund, Inc.

Summary Prospectus and Prospectus dated April 28, 2023

Multi-Asset Real Return Portfolio (the “Fund”)

Morgan Stanley Institutional Fund, Inc.

Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Real Return Portfolio
Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this supplement for future reference.
Multi-Asset Real Return Portfolio | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Effective immediately, the first sentence of the sections of the Summary Prospectus titled “Principal Risks—Tax Risk” and the Prospectus titled “Fund Summary—Principal Risks—Tax Risk” is hereby deleted in its entirety and replaced with the following: The Fund may seek to gain exposure to the commodity markets and certain other financial instruments through investments in the Subsidiary.